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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number:  028-06538
                       ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         General Partner of AEW Capital Management, L.P.
         -----------------------------------------------
Phone:   (617) 261-9324
         -----------------------------------------------

Signature, Place, and Date of Signing:

                                  Boston, Massachuetts      May 9, 2005
   --------------------------     --------------------     -------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-1190                     Frank Russell Company
    --------------------        ------------------------------------


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
                                        --------------------

Form 13F Information Table Entry Total: 79
                                        --------------------

Form 13F Information Table Value Total: 4,650,345,000
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number      Name
------    --------------------      -----------------------------------------

1         028-06536                 AEW Capital Management, Inc.
2         028-10256                 AEW Management and Advisors, L.P.
3         028-10257                 AEW Investment Group, Inc.
4         028-06808                 IXIS Asset Management North America, L.P.

                           FORM 13F INFORMATION TABLE
              NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                       TITLE OF               VALUE      SH of        INVESTMENT        OTHER      ---------------------------------
  NAME OF ISSUER        CLASS     CUSIP      (X$1000)   PRN AMT       DISCRETION      MANAGERS       SOLE          SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp       REIT    00163T109     96,503   2,553,000    Shared-Defined   01 02 03 04     01 02       2,553,000
------------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt   REIT    03748r101     50,711   1,363,200    Shared-Defined   01 02 03 04     01 02       1,363,200
------------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust   REIT    039583109    192,073   5,631,002    Shared-Defined   01 02 03 04     01 02       5,631,002
------------------------------------------------------------------------------------------------------------------------------------
Arden Realty            REIT    039793104     11,864     350,500    Shared-Defined   01 02 03 04     01 02         350,500
------------------------------------------------------------------------------------------------------------------------------------
Avalon Bay
 Communities            REIT    053484101    217,386   3,249,900    Shared-Defined   01 02 03 04     01 02       3,249,900
------------------------------------------------------------------------------------------------------------------------------------
Biomed Realty Trust
 Inc.                   REIT    09063H107     20,825   1,010,900    Shared-Defined   01 02 03 04     01 02       1,010,900
------------------------------------------------------------------------------------------------------------------------------------
Borealis Retail REIT    REIT    099722209      4,432     400,000    Shared-Defined   01 02 03 04     01 02         400,000
------------------------------------------------------------------------------------------------------------------------------------
Boston Properties,
 Inc.                   REIT    101121101    288,255   4,785,900    Shared-Defined   01 02 03 04     01 02       4,785,900
------------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty
 Trust                  REIT    105368203     40,760   1,435,200    Shared-Defined   01 02 03 04     01 02       1,435,200
------------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties   REIT    112900105     72,580   1,885,200    Shared-Defined   01 02 03 04     01 02       1,885,200
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust   REIT    133131102    144,467   3,071,806    Shared-Defined   01 02 03 04     01 02       3,071,806
------------------------------------------------------------------------------------------------------------------------------------
Capital Automotive
 REIT                   REIT    139733109     17,169     518,400    Shared-Defined   01 02 03 04     01 02         518,400
------------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty      REIT    144418100     27,802     881,200    Shared-Defined   01 02 03 04     01 02         881,200
------------------------------------------------------------------------------------------------------------------------------------
Catellus Development
 Corp.                  REIT    149113102    217,043   8,144,200    Shared-Defined   01 02 03 04     01 02       8,144,200
------------------------------------------------------------------------------------------------------------------------------------
Cedar Shopping
 Centers                REIT    150602209      6,479     455,000    Shared-Defined   01 02 03 04     01 02         455,000
------------------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease    REIT    202218103      5,017     271,900    Shared-Defined   01 02 03 04     01 02         271,900
------------------------------------------------------------------------------------------------------------------------------------
Corporate Office
 Properties             REIT    22002t108     24,772     935,500    Shared-Defined   01 02 03 04     01 02         935,500
------------------------------------------------------------------------------------------------------------------------------------
Correctional Prop
 Trust                  REIT    22025e104        672      26,600    Shared-Defined   01 02 03 04     01 02          26,600
------------------------------------------------------------------------------------------------------------------------------------
Developers
 Diversified            REIT    251591103    114,905   2,890,700    Shared-Defined   01 02 03 04     01 02       2,890,700
------------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.       REIT    264411505     37,241   1,247,600    Shared-Defined   01 02 03 04     01 02       1,247,600
------------------------------------------------------------------------------------------------------------------------------------
Eagle Hospitality
 Properties             REIT    26959T102      1,086     121,100    Shared-Defined   01 02 03 04     01 02         121,100
------------------------------------------------------------------------------------------------------------------------------------
Eastgroup Properties    REIT    277276101      7,917     210,000    Shared-Defined   01 02 03 04     01 02         210,000
------------------------------------------------------------------------------------------------------------------------------------
Education Realty
 Trust Inc              REIT    28140H104      3,429     206,200    Shared-Defined   01 02 03 04     01 02         206,200
------------------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys
 Tr                     REIT    29380T105      6,173     149,000    Shared-Defined   01 02 03 04     01 02         149,000
------------------------------------------------------------------------------------------------------------------------------------
Equity Lifestyle
 Properties             REIT    29472R108      1,033      29,300    Shared-Defined   01 02 03 04     01 02          29,300
------------------------------------------------------------------------------------------------------------------------------------
Equity Office
 Properties             REIT    294741103     74,020   2,456,700    Shared-Defined   01 02 03 04     01 02       2,456,700
------------------------------------------------------------------------------------------------------------------------------------
Equity One Inc.         REIT    294752100      2,780     135,000    Shared-Defined   01 02 03 04     01 02         135,000
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential      REIT    29476L107    187,639   5,825,500    Shared-Defined   01 02 03 04     01 02       5,825,500
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE
              NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                       TITLE OF               VALUE      SH of        INVESTMENT        OTHER      ---------------------------------
  NAME OF ISSUER        CLASS     CUSIP      (X$1000)   PRN AMT       DISCRETION      MANAGERS       SOLE          SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs
 Trust                  REIT    313747206    114,788   2,374,100    Shared-Defined   01 02 03 04     01 02       2,374,100
------------------------------------------------------------------------------------------------------------------------------------
First Potomac Realty
 Trust                  REIT    33610F109     17,062     746,700    Shared-Defined   01 02 03 04     01 02         746,700
------------------------------------------------------------------------------------------------------------------------------------
Gables Residential
 Trust                  REIT    362418105      8,775     263,500    Shared-Defined   01 02 03 04     01 02         263,500
------------------------------------------------------------------------------------------------------------------------------------
General Growth Prop     REIT    370021107    132,983   3,899,800    Shared-Defined   01 02 03 04     01 02       3,899,800
------------------------------------------------------------------------------------------------------------------------------------
Glenborough Realty
 Trust                  REIT    37803p105      2,849     149,000    Shared-Defined   01 02 03 04     01 02         149,000
------------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust   REIT    379302102      6,115     258,000    Shared-Defined   01 02 03 04     01 02         258,000
------------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust   REIT    40426W101     13,816   1,160,000    Shared-Defined   01 02 03 04     01 02       1,160,000
------------------------------------------------------------------------------------------------------------------------------------
Health Care Pptys
 Invest Inc.            REIT    421915109      5,727     244,000    Shared-Defined   01 02 03 04     01 02         244,000
------------------------------------------------------------------------------------------------------------------------------------
Health Care Reit,
 Inc.                   REIT    42217k106        144       4,500    Shared-Defined   01 02 03 04     01 02           4,500
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty
 Trust, Inc.            REIT    421946104     58,275   1,599,200    Shared-Defined   01 02 03 04     01 02       1,599,200
------------------------------------------------------------------------------------------------------------------------------------
Heritage Property
 Investment             REIT    42725M107     10,269     346,000    Shared-Defined   01 02 03 04     01 02         346,000
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties    REIT    431284108     74,865   2,791,400    Shared-Defined   01 02 03 04     01 02       2,791,400
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.     REIT    432848109     93,374   4,177,800    Shared-Defined   01 02 03 04     01 02       4,177,800
------------------------------------------------------------------------------------------------------------------------------------
Hospitality
 Properties             REIT    44106m102     35,458     878,100    Shared-Defined   01 02 03 04     01 02         878,100
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.     REIT    44107P104    189,885  11,466,500    Shared-Defined   01 02 03 04     01 02      11,466,500
------------------------------------------------------------------------------------------------------------------------------------
ISTAR Financial Inc     REIT    45031U101     53,616   1,302,000    Shared-Defined   01 02 03 04     01 02       1,302,000
------------------------------------------------------------------------------------------------------------------------------------
Inland Real Estate
 Corp.                  REIT    457461200      2,313     153,900    Shared-Defined   01 02 03 04     01 02         153,900
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.     REIT    49427f108     57,033   1,394,100    Shared-Defined   01 02 03 04     01 02       1,394,100
------------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.      REIT    49446r109     69,825   1,295,450    Shared-Defined   01 02 03 04     01 02       1,295,450
------------------------------------------------------------------------------------------------------------------------------------
Kite Realty Group       REIT    49803T102     13,778     956,800    Shared-Defined   01 02 03 04     01 02         956,800
------------------------------------------------------------------------------------------------------------------------------------
Lexington Corporate
 Pptys                  REIT    529043101      5,704     260,000    Shared-Defined   01 02 03 04     01 02         260,000
------------------------------------------------------------------------------------------------------------------------------------
Liberty Property
 Trust                  REIT    531172104    234,897   6,015,300    Shared-Defined   01 02 03 04     01 02       6,015,300
------------------------------------------------------------------------------------------------------------------------------------
Macerich Company
 (the)                  REIT    554382101     68,470   1,285,100    Shared-Defined   01 02 03 04     01 02       1,285,100
------------------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp   REIT    554489104      9,698     229,000    Shared-Defined   01 02 03 04     01 02         229,000
------------------------------------------------------------------------------------------------------------------------------------
Maguire Properties
 Inc                    REIT    559775101        716      30,000    Shared-Defined   01 02 03 04     01 02          30,000
------------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment   REIT    59522j103      5,110     140,000    Shared-Defined   01 02 03 04     01 02         140,000
------------------------------------------------------------------------------------------------------------------------------------
Municipal Mortgage
 and Equity             REIT    62624B101      3,651     150,000    Shared-Defined   01 02 03 04     01 02         150,000
------------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty   REIT    648053106      2,637     105,000    Shared-Defined   01 02 03 04     01 02         105,000
------------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare
 Investors              REIT    681936100     17,856   1,626,200    Shared-Defined   01 02 03 04     01 02       1,626,200
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE
              NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                       TITLE OF               VALUE      SH of        INVESTMENT        OTHER      ---------------------------------
  NAME OF ISSUER        CLASS     CUSIP      (X$1000)   PRN AMT       DISCRETION      MANAGERS       SOLE          SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc   REIT    69360j107     35,702     885,900    Shared-Defined   01 02 03 04     01 02         885,900
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail      REIT    69806L104     47,325     833,922    Shared-Defined   01 02 03 04     01 02         833,922
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.   REIT    729251108     16,240     454,900    Shared-Defined   01 02 03 04     01 02         454,900
------------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties     REIT    740706106    106,815   3,126,900    Shared-Defined   01 02 03 04     01 02       3,126,900
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust          REIT    743410102    129,416   3,488,300    Shared-Defined   01 02 03 04     01 02       3,488,300
------------------------------------------------------------------------------------------------------------------------------------
Provident Senior
 Living (144A)          REIT    744053109      6,460     400,000    Shared-Defined   01 02 03 04     01 02         400,000
------------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.     REIT    74460d109    119,380   2,096,600    Shared-Defined   01 02 03 04     01 02       2,096,600
------------------------------------------------------------------------------------------------------------------------------------
Ramco Gershenson
 Properties             REIT    751452202      4,724     174,000    Shared-Defined   01 02 03 04     01 02         174,000
------------------------------------------------------------------------------------------------------------------------------------
Realty Income Corp      REIT    756109104     12,808     559,800    Shared-Defined   01 02 03 04     01 02         559,800
------------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.   REIT    758849103    151,697   3,184,900    Shared-Defined   01 02 03 04     01 02       3,184,900
------------------------------------------------------------------------------------------------------------------------------------
Senior Housing
 Properties Trus        REIT    81721M109     11,713     702,200    Shared-Defined   01 02 03 04     01 02         702,200
------------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs   REIT    82567d104     53,831   1,313,600    Shared-Defined   01 02 03 04     01 02       1,313,600
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group    REIT    828806109    337,013   5,563,100    Shared-Defined   01 02 03 04     01 02       5,563,100
------------------------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp.    REIT    848568309     13,389   1,232,900    Shared-Defined   01 02 03 04     01 02       1,232,900
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels &
 Resorts                REIT    85590A203     50,935     848,500    Shared-Defined   01 02 03 04     01 02         848,500
------------------------------------------------------------------------------------------------------------------------------------
Strategic Hotel
 Capital                REIT    86272T106     15,869   1,079,500    Shared-Defined   01 02 03 04     01 02       1,079,500
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.    REIT    866674104      9,813     274,100    Shared-Defined   01 02 03 04     01 02         274,100
------------------------------------------------------------------------------------------------------------------------------------
Tanger Factory
 Outlets                REIT    875465106      3,168     144,000    Shared-Defined   01 02 03 04     01 02         144,000
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.   REIT    876664103     77,716   2,801,600    Shared-Defined   01 02 03 04     01 02       2,801,600
------------------------------------------------------------------------------------------------------------------------------------
Trizec Properties
 Inc                    REIT    89687P107     89,486   4,709,800    Shared-Defined   01 02 03 04     01 02       4,709,800
------------------------------------------------------------------------------------------------------------------------------------
United Dominion
 Realty                 REIT    910197102     42,996   2,060,200    Shared-Defined   01 02 03 04     01 02       2,060,200
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.   REIT    929042109    129,126   1,864,100    Shared-Defined   01 02 03 04     01 02       1,864,100
------------------------------------------------------------------------------------------------------------------------------------
Column Totals                              4,650,345 133,340,780                                               133,340,780
------------------------------------------------------------------------------------------------------------------------------------
